Related Party Transactions (Details) - USD ($)	1 Months Ended
	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Vivasure
Related Party Transaction
Unsecured convertible redeemable notes	$ 208,000	$ 213,000	$ 183,000